Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Schedule of Significant Accounting Policies (Textual)
Cash equivalents	$ 0	$ 0
Number of stock options grant	0	0
Amount in bank beyond federally insured limit	$ 49,140	$ 3,348